Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated September 23, 2024
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares Blockchain and Tech ETF (IBLC) (the “Fund”)
Change to the Fund’s “Principal Investment Strategies”
The third and fourth paragraphs of the section entitled “Principal Investment Strategies” on pages S‑2 and S‑3 of the Summary Prospectus and Prospectus shall be deleted in its entirety and replaced with the following:
IDI begins with common equity securities (including depositary receipts) that have a market capitalization of $100 million or greater and a three-month average daily trading value (“ADTV”) of $1 million or greater and are from one of 43 eligible countries (as disclosed in the Fund’s Statement of Additional Information (“SAI”)). From this starting universe, IDI selects, as “Tier 1” securities, companies generating 50% or more revenue from the following RBICS Focus Level 6 industries: Blockchain Technology; Cryptocurrency Mining; Cryptocurrency Trading and Exchanges; Cryptomining Hosting; Cryptomining Systems; and Enterprise Blockchain Technology.
In order to capture those companies that design and manufacture graphics processing unit (GPU) chips necessary for mining, IDI next selects, as “Tier 2” securities, companies in the following RBICS Focus Level 6 industries: A.I./Large Scale Processing Graphics Controller; Computer/Gaming Graphics Accelerator/Controller; Cryptomining Semiconductors; Data Center Graphics Accelerator/Controller; General Graphics Accelerator/Controller; Handheld Systems Graphics Accelerator/Controller; and Video Multimedia Semiconductors. Additionally, IDI selects the securities of companies that have blockchain-related ancillary businesses identified with the following Revere Hierarchy Focus industries: Blockchain Technology; Cryptocurrency Mining; Cryptocurrency Trading/Exchanges; Cryptomining Hosting; Cryptomining Systems; and Enterprise Blockchain Technology. The Fund will not invest in cryptocurrency (i) directly or (ii) indirectly through the use of derivatives on such assets.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Blockchain and Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated September 23, 2024
to the currently effective Summary Prospectus, Prospectus, and
Statement of Additional Information (the “SAI”) for the
iShares Blockchain and Tech ETF (IBLC) (the “Fund”)
Change to the Fund’s “Principal Investment Strategies”
The third and fourth paragraphs of the section entitled “Principal Investment Strategies” on pages S‑2 and S‑3 of the Summary Prospectus and Prospectus shall be deleted in its entirety and replaced with the following:
IDI begins with common equity securities (including depositary receipts) that have a market capitalization of $100 million or greater and a three-month average daily trading value (“ADTV”) of $1 million or greater and are from one of 43 eligible countries (as disclosed in the Fund’s Statement of Additional Information (“SAI”)). From this starting universe, IDI selects, as “Tier 1” securities, companies generating 50% or more revenue from the following RBICS Focus Level 6 industries: Blockchain Technology; Cryptocurrency Mining; Cryptocurrency Trading and Exchanges; Cryptomining Hosting; Cryptomining Systems; and Enterprise Blockchain Technology.
In order to capture those companies that design and manufacture graphics processing unit (GPU) chips necessary for mining, IDI next selects, as “Tier 2” securities, companies in the following RBICS Focus Level 6 industries: A.I./Large Scale Processing Graphics Controller; Computer/Gaming Graphics Accelerator/Controller; Cryptomining Semiconductors; Data Center Graphics Accelerator/Controller; General Graphics Accelerator/Controller; Handheld Systems Graphics Accelerator/Controller; and Video Multimedia Semiconductors. Additionally, IDI selects the securities of companies that have blockchain-related ancillary businesses identified with the following Revere Hierarchy Focus industries: Blockchain Technology; Cryptocurrency Mining; Cryptocurrency Trading/Exchanges; Cryptomining Hosting; Cryptomining Systems; and Enterprise Blockchain Technology. The Fund will not invest in cryptocurrency (i) directly or (ii) indirectly through the use of derivatives on such assets.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.